Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.62		$ 0.33
Dividends paid on ordinary shares	$ 11,691		$ 6,591
Dividends recognised as distributions to owners	12,685	$ 4,688	7,508
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	526		542
Dividends to shareholders
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	$ 12,217	$ 4,460	$ 7,133
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0		$ 0.23
Dividends paid on ordinary shares	$ 0		$ 4,590
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.31		$ 0
Dividends paid on ordinary shares	$ 5,872		$ 0
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.10		$ 0.10
Dividends paid on ordinary shares	$ 1,877		$ 2,001
– special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.21		$ 0
Dividends paid on ordinary shares	$ 3,942		$ 0